Document and Entity Information	Apr. 20, 2023
Cover [Abstract]
Document Type	N-2/A
Entity Registrant Name	Ares Strategic Income Fund
Entity Central Index Key	0001918712
Amendment Flag	true
Amendment Description	Amendment No. 5